Convertible Notes Payable (Tables)	12 Months Ended
Dec. 31, 2020
Convertible Notes Payable.
Schedule of convertible notes payable and accrued interest

	December 31,
	2020	2019
Convertible Notes:
2017 convertible notes payable due November 2021	$—	$2,500,000
2018 convertible note payable due January 2022	—	100,000
2018 convertible notes payable due April 2022	—	200,000
Fair value of embedded put	—	738,602
Debt discount	—	(296,437)
Carrying value of convertible notes	$—	$3,242,165
Accrued interest	—	349,891
Total convertible notes payable and accrued interest	$—	$3,592,056

	December 31,
	2020	2019
Convertible Notes:
Convertible notes payable and accrued interest, current	$—	$130,251
Convertible notes payable and accrued interest, non-current	—	3,461,805
Total convertible notes payable and accrued interest	$—	$3,592,056